Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

Subsequent events have been evaluated through September 30, 2026, which represents the date the condensed consolidated financial statements were available to be issued, and those that are material to the condensed consolidated financial statements are included below.

Notification of Nasdaq Listing Deficiencies

On July 1, 2026, the Company received a formal notification from The Nasdaq Stock Market LLC (“Nasdaq”) stating that, based on the closing bid price of the Company’s Class A ordinary shares for the last 30 consecutive business days, the Class A ordinary shares no longer comply with the minimum bid price requirement of $1.00 per share for continued listing on the Nasdaq Global Market set forth in Nasdaq Listing Rule 5550(a)(2). Also on July 1, 2026, the Company received a separate deficiency letter stating that the Market Value of Listed Securities of the Class A ordinary shares had been below the $50 million minimum requirement for the preceding 30 consecutive business days, and that the Company therefore no longer meets the minimum Market Value of Listed Securities requirement set forth in Nasdaq Listing Rule 5550(b)(2). The Company has been afforded a compliance period of 180 calendar days from the date of each notification, or until December 28, 2026, to regain compliance. To regain compliance with the minimum bid price requirement, the closing bid price must be at least $1.00 per share for a minimum of 10 consecutive business days during the compliance period; to regain compliance with the Market Value of Listed Securities requirement, the Company’s Market Value of Listed Securities must close at $50 million or more for a minimum of 10 consecutive business days during the compliance period. The notifications have no immediate effect on the listing or trading of the Company’s Class A ordinary shares or public warrants.

On July 24, 2026, the Company received a written notification from Nasdaq advising that, based on Nasdaq’s review of the Company’s Market Value of Publicly Held Shares for the last 30 consecutive business days (June 10, 2026 through July 23, 2026), the Company no longer satisfies the minimum Market Value of Publicly Held Shares requirement of $15,000,000 for continued listing on the Nasdaq Global Market under Nasdaq Listing Rules 5450(b)(2) and 5450(b)(3)(C). In accordance with Nasdaq Listing Rule 5810(c)(3)(D), the Company has been provided a compliance period of 180 calendar days, or until January 20, 2027, to regain compliance, which requires the Market Value of Publicly Held Shares to close at $15,000,000 or more for a minimum of ten consecutive business days during the compliance period. If the Company does not regain compliance before the expiration of the compliance period, its securities will be subject to delisting, at which time the Company may appeal the delisting determination to a Nasdaq Hearings Panel. The Company may alternatively apply to transfer its listing to the Nasdaq Capital Market.

Deed of Settlement and Conversion

On July 8, 2026, the Company, Blue Gold Bogoso Prestea Ltd (“BGBPL”), Future Global Resources Limited (“FGRL”) and FGR Bogoso Prestea Ltd (“FGR”) entered into a Deed of Settlement and Conversion (the “Deed”) relating to certain liabilities and obligations arising in connection with the Bogoso-Prestea asset acquisition completed pursuant to the Purchase and Assumption Agreement dated January 27, 2024. Under the Deed, (i) FGRL confirmed that the GSR Liabilities, including the Contingent Consideration Liabilities and the NSR Royalty Payments, remain liabilities of FGRL and do not pass to BGBPL, and BGBPL is released from any obligations with respect to such liabilities; (ii) US$3,617,908 of accounts payable owed by BGBPL to FGR is to be satisfied by the issuance by the Company of 3,617 shares of Series A Perpetual Convertible Preferred Stock to FGRL; and (iii) a US$3,500,000 deposit held at CalBank, constituting an Environmental Protection Agency bond for an asset retirement obligation, is to be assigned to BGBPL, in consideration for which the Company is to issue 3,500 shares of Series A Perpetual Convertible Preferred Stock to FGRL.

Series A Perpetual Convertible Preferred Stock

The Series A Perpetual Convertible Preferred Stock to be issued pursuant to the Deed has the following key terms: each share is convertible into 1,000 Class A ordinary shares; the shares are non-voting; there is no mandatory redemption; the Company may redeem the shares at its option after 12 months at face value; holders may convert the shares after 12 months, subject to the Conversion Cap described below; and, upon a change of control, holders receive the same consideration as holders of Class A ordinary shares on an as-converted basis.

Conversion of the Series A Perpetual Convertible Preferred Stock into Class A ordinary shares is subject to a cap of 19.99% of the ordinary shares outstanding immediately prior to the issuance of the preferred stock, in compliance with the Nasdaq Listing Rules. Stockholder approval is required to exceed the Conversion Cap, and the Company intends to seek such approval at a future meeting of shareholders. The Deed provides that, if any delay in obtaining stockholder approval would seriously jeopardize the financial viability of the Company, the Company may rely on the financial viability exception under Nasdaq Listing Rule 5635(f), subject to applicable approvals and shareholder-notice and public-announcement requirements

Extraordinary General Meeting and Annual General Meeting

The Company held an extraordinary general meeting of shareholders on July 24, 2026, at which a total of 25,123,131 votes, representing approximately 58.019% of the votes exercisable as of July 7, 2026, record date, were present in person or by proxy. Shareholders approved, as an ordinary resolution, a reverse stock split consolidating all of the Company’s authorized shares at a consolidation ratio of not less than one-for-two and not more than one-for-two hundred, with the Board authorized to determine the final ratio and to implement the reverse stock split in its sole discretion at any time prior to July 24, 2027, by 24,958,643 votes for (99.351% of votes cast) and 163,119 votes against (0.649%), with 1,369 abstentions. Shareholders also approved, as a special resolution, an amendment and restatement of the Company’s Memorandum and Articles of Association to reflect the reverse stock split, including the corresponding increase in the par value of each authorized share and the proportionate reduction in the number of authorized shares, by 24,964,312 votes for (99.379% of votes cast) and 155,933 votes against (0.621%), with 2,886 abstentions. The reverse stock split had not been effected as of the date these condensed consolidated financial statements were available to be issued and accordingly share and per-share amounts in these condensed consolidated financial statements have not been retroactively adjusted.

The Company’s 2026 annual general meeting of shareholders, originally scheduled for July 13, 2026, was postponed due to insufficient proxy votes to establish a quorum and was held on July 24, 2026. A total of 21,977,873 votes, representing approximately 53.818% of the votes exercisable as of the May 27, 2026 record date, were present in person or by proxy. Shareholders re-elected Candice Beaumont as a Class I director by 15,531,751 votes for (85.985% of votes cast) and 2,531,537 votes against (14.015%), with 3,914,585 abstentions.

Cayman Islands Litigation

By order dated July 20, 2026, following a consequential hearing of preliminary issues, the Court determined that (i) on a proper construction of the Company’s Amended and Restated Memorandum and Articles of Association passed on June 10, 2025 and effective from June 24, 2025 (the “Articles”), all Class A Ordinary shares purportedly owned by the Plaintiffs in the Company are Unrestricted Shares, as defined in Article 2 of the Articles, and (ii) for the purpose of Article 30 of the Articles, the shareholders within the relevant class for the purpose of effecting the variation of the Articles set out in the Notice of Extraordinary General Meeting dated August 29, 2025 to add a new Article 39 (the “Affected Class”) comprises (a) all Unrestricted Shares owned at the relevant record date by persons who received those shares because they owned shares in Perception Capital Corp. IV that were not redeemable in the Business Combination, and (b) all Unrestricted Class A Ordinary Shares issued upon exercise of any warrants issued or assumed by the Company in the Business Combination.

The Court also determined that the Company did not obtain consent in writing of the holders of a majority of the issued shares in the Affected Class, as required by Article 30 of the Articles, before calling the EGM to vote on the resolution to insert a new Article 39. The Court ordered that, consequential on the declaration regarding the Plaintiffs’ shares, the Company shall take all steps within its power as issuer, including giving all necessary directions and instructions to Continental Stock Transfer & Trust Company, to remove any restrictions and/or restrictive legends affecting the Plaintiffs’ Class A Ordinary shares in the Company imposed or directed by the Company, any issuer or any transfer agent preventing them from being treated as Unrestricted Shares in the Company. The Court also ordered that the Company cannot validly proceed to a vote on the resolution to insert a new Article 39 into the Articles unless and until it has obtained written consent from the Affected Class.

The Court also continued the injunction granted on September 5, 2025 until the trial of the remaining aspects of the Plaintiffs’ claim and the Company’s counterclaim. The Court determined that the Company pay the Plaintiffs’ costs of and occasioned by the trial of the preliminary issues, to be taxed forthwith on the standard basis if not agreed, and to make a payment on account of such costs in the sum of US $100,000 within 14 days following the issuance of a formal order on July 20, 2026. Such sum has since been paid. The costs of the application for and to continue the injunction are reserved. The remaining aspects of the Plaintiffs’ claim and the Company’s counterclaim remain pending.

On July 31, 2026, the Company filed a Notice of Appeal with the Cayman Islands Court of Appeal seeking to appeal the determination of the Court concerning the status of the Plaintiffs’ shares and in particular those shares which are the subject of the Company’s counterclaim. The Company is currently awaiting further written reasons for the decision relating to the July 20, 2026 order. On the same date, the Company also filed an application with the Court seeking to stay the July 20, 2026 order pending determination of the appeal and seeking leave to appeal certain provisions of the July 20, 2026 order. The parties have exchanged evidence concerning the stay application.

Private Placement of Unsecured Promissory Note and Warrants

On August 28, 2026, the Company entered into a Securities Purchase Agreement with certain accredited investors pursuant to which the Company issued and sold, in a private placement exempt from registration under Section 4(a)(2) of the Securities Act and Rule 506(b) of Regulation D, (i) an unsecured promissory note in an original principal amount of up to $250,000 and (ii) detachable ordinary share purchase warrants. The note bears interest at 10% per annum, calculated on a 360/30 basis from issuance, with principal and accrued interest payable in cash on November 30, 2026. The note is unsecured and ranks pari passu with the Company’s other unsecured, unsubordinated indebtedness, and prepayment requires the holder’s prior written consent. Events of default include nonpayment when due (subject to a three-business-day cure period), material covenant breaches (subject to a ten-business-day cure period), cross-defaults on indebtedness exceeding $1,000,000, bankruptcy or insolvency proceedings, and unsatisfied judgments exceeding $250,000.

Each purchaser received a warrant to purchase Class A ordinary shares at an exercise price of $0.50 per share. The number of shares underlying each warrant equals 50% of the purchaser’s subscription amount divided by $0.50, subject to adjustment.

Payment Deferral Pursuant to Convertible Note with 3i, LP

Pursuant to the senior convertible note dated September 3, 2025, between the Company and 3i, a payment due on September 3, 2026 was deferred to October 5, 2026 in consideration for $200,000 paid by the Company to 3i.

Amendment to Facility Agreement with Kaela Ritchie, Release of Restricted Shares and Indemnification Agreements

On September 11, 2026, the Board approved an amendment, dated and effective September 11, 2026, to the Facility Agreement dated May 5, 2026 between the Company and Kaela Ritchie, which replaces Section 2.2 of that agreement and gives the lender the right, but not the obligation, to require, before maturity, conversion of all or any portion of the outstanding advance balance into Class A ordinary shares at $0.50 per share, subject to customary adjustments for stock splits, stock dividends, combinations, recapitalizations and similar transactions. Also on September 11, 2026, the Board resolved, pursuant to Article 39 of the Company’s Articles, to release all 9,717,837 remaining Restricted Shares from lock-up; the release applies to all holders of Restricted Shares and is unconditional. On the same date, the Board approved an amended and restated form of indemnification agreement to be entered into by the Company with its directors and officers, which expands the indemnification and related protections available to them, including mandatory advancement of expenses and indemnification relating to personal guarantees issued for the benefit of the Company or its subsidiaries and affiliates.

In September 2026, the Company and Ms. Ritchie also agreed to reprice the May 5, 2026 exchange of the outstanding balances under the two Ritchie facility agreements (see Note 9) from $1.00 to $0.50 per Class A ordinary share, as a result of which an additional 2,820,749 Class A ordinary shares are issuable to Ms. Ritchie. As of September 30, 2026, these additional shares had not been issued. The repricing occurred after June 30, 2026 and has no effect on the accompanying condensed consolidated financial statements. Ms. Ritchie is the spouse of Kevin Clark, who was appointed Executive Chairman of the Company effective September 17, 2026.

Changes in Directors and Executive Officers

On June 26, 2026, Gus Gomes notified the Company of his resignation as Chief Operating Officer, effective July 26, 2026. Effective September 17, 2026, Kevin Clark was appointed Executive Chairman of the Board, succeeding Andrew Cavaghan, who resigned as Chairman of the Board, Chief Executive Officer and as a director of the Company on that date. Effective September 18, 2026, James Samuelson, who had been appointed Chief Financial Officer effective June 1, 2026, resigned as Chief Financial Officer. The Company entered into a transition and settlement agreement with Mr. Cavaghan and a transition agreement with Mr. Samuelson. The transition agreement for Mr. Samuelson requires the Company to pay his salary through September 30, 2026 and then three monthly consulting payments of $20,833 each. Additionally, pursuant to Mr. Samuelson’s transition agreement, his 250,000 Class A ordinary shares vested in full and will be issued in two lots of 125,000 shares on November 2, 2026 and November 16, 2026, following the effectiveness of the Company’s registration statement on Form S-8.

Effective September18, 2026, the Company engaged EMS Consulting Services, LLC (“EMS”) to provide outsourced financial and accounting services, and Shah Nawaz, a Chartered Accountant and employee of EMS, has been designated to serve as the Company’s Chief Financial Officer. The agreement can be terminated by either party with thirty days written notice and requires monthly payments of $20,000 to EMS.

Effective September 18, 2026, Gary Herman was appointed as a non-executive director and Audit Committee Chairman, replacing Tao Tan. Mr. Herman will receive an annual payment of $80,000, which will continue until Mr. Herman’s removal, resignation or expiration of his term as a director. Either party may also terminate this Agreement on thirty (30) days’ written notice to the other.

21. SUBSEQUENT EVENTS

Subsequent events have been evaluated through April 28, 2026, which represents the date the consolidated financial statements were available to be issued and those that are material to the consolidated financial statements are included below.

Entry into the Ritchie Facility Agreement

On January 10, 2026, the Company entered into a Facility Agreement with Kaela Ritchie that provides for a drawdown loan facility of up to $2,000,000. The facility is available for drawdown by the Company for a period of six months with a maximum aggregate drawdown per week of $500,000. Interest will accrue at 10% per year on the drawn amounts. At maturity, the Company shall repay the balance and interest, provided that, the Company may repay the balance at any time prior to maturity without premium or penalty. The facility matures on January 9, 2027.

On March 26, 2026, the Company entered into a second facility agreement with Kaela Ritchie that provides for a drawdown loan facility of up to $2,000,000. The second facility is available for drawdown by the Company for a period of six months with a maximum aggregate drawdown per week of $500,000. Interest will accrue at 10% per year on the drawn amounts. At maturity, the Company shall repay the balance and interest, provided, that, the Company may repay the balance at any time prior to maturity without premium or penalty. The second facility matures on March 26, 2027.

Amendment to Trading Facility Agreement

On January 12, 2026, the Company entered into an amendment to the Facility Agreement with Hudson Dunes whereby BGHL is included as a Borrower alongside Blue Goldmine FZCO, and, the Facility amount was amended to be three (3) times the Cash Collateral Contribution up to a maximum aggregate amount of US$15,000,000 made available by the Lender to the Borrower pursuant to Clause 2.

Amendment to August Note SPA

On January 23, 2026, the Company entered into an Omnibus Amendment to Securities Purchase Agreement and Senior Convertible Notes with 3i (the “Omnibus Amendment”) to amend (i) the August Note SPA; (ii) the Senior Convertible Note issued to 3i, dated September 3, 2025, in the original principal amount of $3,804,348 (the “First Note”); (iii) the subsequent Senior Convertible Note issued to 3i, dated November 12, 2025, in the original principal amount of $1,630,435 (the “Second Note,” and, together with the First Note, the “Existing Notes”); (iv) a warrant to purchase 150,709 Class A ordinary shares of the Company, dated as of September 3, 2025, issued to 3i (the “First Warrant”); and (v) a warrant to purchase 64,590 Class A ordinary shares of the Company, dated as of November 12, 2025, issued to 3i in connection with the Senior Convertible Notes (See Note 11).

Pursuant to the Omnibus Amendment, beginning January 23, 2026, subject to an existing event of default 3i agrees that neither it nor an affiliate will sell or otherwise dispose of certain shares on any Trading Day (as defined in the August Note SPA) in an amount that exceeds the greater of (i) ten percent (10%) of the aggregate daily trading volume of the Company’s Class A ordinary shares reported on its principal market and (ii) $10,000 per trading day through February 15, 2026 and $40,000 per trading day thereafter.

The Omnibus Amendment amends the conversion price mechanics in the First and Second Notes such that the conversion price is fixed at $3.00 through February 15, 2026, and thereafter equals the lower of (i) 93% of the lowest VWAP during the three (3) trading days immediately preceding a Conversion Notice (subject to a $0.50 floor price) and (ii) $10.00, in each case as adjusted for customary equity events. The Omnibus Amendment additionally amends the events of default to clarify that a failure to pay principal, make-whole amounts, interest, late charges or other amounts (other than installment amounts) when due constitutes an event of default if not cured within ten (10) Trading Days, applicable solely to unpaid interest and late charges. Further, the Omnibus Amendment provides 3i with a five (5) trading day election period following receipt of a company optional redemption notice to convert all or any portion of the Conversion Amount, with any conversion amount reducing the applicable redemption amount. In addition, the Omnibus Amendment modifies the installment payment provisions to require cash payment of installment amounts (the “Installment Amounts”) only on installment dates on or prior to January 1, 2026 (unless converted). After January 1, 2026, no Installment Amount shall become payable or owed by the Company, other than the maturity date.

Finally, the Omnibus Amendment amends the exercise price in the First and Second Warrants to $0.01.

Concurrently with the Omnibus Amendment, on January 23, 2026, the Company issued to 3i (i) a senior convertible note in the principal amount of $1,630,435 (the “January Note”) and (ii) a warrant to purchase 64,590 Class A ordinary shares of the Company (the “January Warrant”).

The January Note matures on January 23, 2027. The January Note is convertible into Class A ordinary shares of the Company pursuant to the same conversion mechanics of the Existing Notes. The January Note is in the same form as the First and Second Notes and contains the same terms and conditions, including certain negative covenants. The January Note also contains standard and customary events of default.

The January Warrant is exercisable for up to an aggregate of 64,590 Class A ordinary shares at a price of $0.01 per share (the “January Warrant Exercise Price”). The January Warrant may be exercised during the period commencing January 23, 2026 and ending January 23, 2031. The January Warrant Exercise Price is subject to customary adjustments for stock dividends, stock splits, issuances of additional Class A ordinary shares and the like.

Pursuant to the terms of the January Note and the January Warrant, the Company shall not effect a conversion of any portion of the January Note or an exercise of the January Warrant, to the extent that after giving effect to such conversion or exercise, as applicable, 3i would beneficially own in excess of 4.99% (or, at the option of 3i, 9.99%) of the Class A ordinary shares of the Company outstanding immediately after giving effect to such conversion.

Entry into Securities Purchase Agreement

On February 23, 2026, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with Hudson Dunes pursuant to which the Company agreed to issue and sell in a private placement offering (the “Private Placement”) an aggregate of 2,500,000 Class A ordinary shares of the Company, par value $0.0001 per share (the “Shares”), at a price per share of $4.00, for gross proceeds of $10,000,000. The proceeds will be used for working capital, general corporate purposes and to repay certain debt obligations. As of the date of filing, the private placement has not closed.

Amendment of Employment Agreement and Grant of Class A Ordinary Shares

On April 2, 2026, our Board approved, and the Company entered into, an amended employment agreement with our then chief executive officer, Andrew Cavaghan (the “Amended Employment Agreement”). In connection with the Amended Employment Agreement, the Compensation Committee of the Board approved grants to Mr. Cavaghan of an aggregate of 2,447,500 Class A ordinary shares (the “April 2026 Grant”) under the Company’s 2025 Equity Incentive Plan (the “Plan”), in lieu of previously approved cash and stock-based compensation. The April 2026 Grant consists of (i) 2,290,000 restricted Class A ordinary shares, which are subject to time-based and/or performance-based vesting, and (ii) 157,500 unrestricted Class A ordinary shares, in consideration for Mr. Cavaghan’s service to the Company. Mr. Cavaghan has entered into a Restricted Stock Grant Agreement and an Unrestricted Stock Grant Agreement with the Company, evidencing the terms and conditions of each such grant, which are subject to all of the terms and conditions of the Plan. In addition, pursuant to the Amended Employment Agreement, Mr. Cavaghan’s cash compensation was reduced to US$1 per annum. Effectiveness of the terms and conditions of the Amended Employment Agreement was retroactive to January 1, 2026.